CONSOLIDATED STATEMENT OF COMPREHENSIVE OPERATIONS - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Statement of Comprehensive Income [Abstract]
Net (loss) earnings		$ (16,151)	$ 113,374	$ 409,230
Other comprehensive (loss) income, net of tax:
Change in foreign currency translation adjustment (a)	[1]	(43,126)	(68,844)	(66,874)
Change in unrealized gains and losses of available-for-sale securities (net of tax benefits of $884 and $1,852 in 2016 and 2014, respectively, and tax provision of $576 in 2015) (b)	[2]	1,484	3,140	(8,591)
Total other comprehensive loss		(41,642)	(65,704)	(75,465)
Comprehensive (loss) income		(57,793)	47,670	333,765
Comprehensive (income) loss attributable to noncontrolling interests		(18,638)	7,399	6,454
Comprehensive (loss) income attributable to IAC shareholders		$ (76,431)	$ 55,069	$ 340,219

[1]	The years ended December 31, 2016 and 2015 include amounts reclassified out of other comprehensive income into earnings. See "Note 11—Accumulated Other Comprehensive Loss" for additional information.
[2]	The years ended December 31, 2016 and 2015 include unrealized gains reclassified out of other comprehensive income into earnings. See "Note 6—Marketable Securities" and "Note 11—Accumulated Other Comprehensive Loss" for additional information.